Distribution Date:	10/13/26	COMM 2016-COR1 Mortgage Trust
Determination Date:	10/06/26
Next Distribution Date:	11/13/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-COR1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Controlling Class Rep.	Jefferies LoanCore LLC
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12594MAY4	1.516000%	30,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12594MAZ1	2.499000%	64,857,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12594MBA5	2.972000%	48,044,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12594MBB3	2.826000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12594MBC1	3.091000%	265,440,000.00	104,376,067.52	67,800,349.42	268,855.35	0.00	0.00	68,069,204.77	36,575,718.10	87.68%	30.00%
A-M	12594MBG2	3.494000%	53,441,000.00	53,441,000.00	0.00	155,602.38	0.00	0.00	155,602.38	53,441,000.00	69.68%	24.00%
B	12594MBE7	3.897000%	54,554,000.00	54,554,000.00	0.00	177,164.12	0.00	0.00	177,164.12	54,554,000.00	51.31%	17.88%
C	12594MBF4	4.130546%	41,194,000.00	41,194,000.00	0.00	141,794.75	0.00	0.00	141,794.75	41,194,000.00	37.44%	13.25%
D	12594MAL2	3.130546%	46,761,000.00	46,761,000.00	0.00	91,394.03	0.00	0.00	91,394.03	46,761,000.00	21.69%	8.00%
E*	12594MAN8	2.750000%	22,267,000.00	22,267,000.00	0.00	0.00	0.00	0.00	0.00	22,267,000.00	14.19%	5.50%
F	12594MAQ1	2.750000%	10,020,000.00	10,020,000.00	0.00	0.00	0.00	0.00	0.00	10,020,000.00	10.82%	4.38%
G	12594MAS7	2.750000%	38,967,985.00	32,113,925.87	0.00	0.00	0.00	0.00	0.00	32,113,925.87	0.00%	0.00%
V	12594MAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12594MAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,681,985.00	364,726,993.39	67,800,349.42	834,810.63	0.00	0.00	68,635,160.05	296,926,643.97

X-A	12594MBD9	0.903079%	676,918,000.00	157,817,067.52	0.00	118,767.77	0.00	0.00	118,767.77	90,016,718.10
X-B	12594MAA6	0.233546%	54,554,000.00	54,554,000.00	0.00	10,617.37	0.00	0.00	10,617.37	54,554,000.00
X-C	12594MAC2	1.000000%	46,761,000.00	46,761,000.00	0.00	38,967.50	0.00	0.00	38,967.50	46,761,000.00
X-E	12594MAE8	1.380546%	22,267,000.00	22,267,000.00	0.00	25,617.17	0.00	0.00	25,617.17	22,267,000.00
X-F	12594MAG3	1.380546%	10,020,000.00	10,020,000.00	0.00	11,527.56	0.00	0.00	11,527.56	10,020,000.00
X-G	12594MAJ7	1.380546%	38,967,985.00	32,113,925.87	0.00	36,945.62	0.00	0.00	36,945.62	32,113,925.87
Notional SubTotal			849,487,985.00	323,532,993.39	0.00	242,442.99	0.00	0.00	242,442.99	255,732,643.97

Deal Distribution Total					67,800,349.42	1,077,253.62	0.00	0.00	68,877,603.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12594MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12594MAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12594MBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12594MBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12594MBC1	393.21906088	255.42627117	1.01286675	0.00000000	0.00000000	0.00000000	0.00000000	256.43913792	137.79278971
A-M	12594MBG2	1,000.00000000	0.00000000	2.91166670	0.00000000	0.00000000	0.00000000	0.00000000	2.91166670	1,000.00000000
B	12594MBE7	1,000.00000000	0.00000000	3.24750009	0.00000000	0.00000000	0.00000000	0.00000000	3.24750009	1,000.00000000
C	12594MBF4	1,000.00000000	0.00000000	3.44212143	0.00000000	0.00000000	0.00000000	0.00000000	3.44212143	1,000.00000000
D	12594MAL2	1,000.00000000	0.00000000	1.95449263	0.65429525	0.65429525	0.00000000	0.00000000	1.95449263	1,000.00000000
E	12594MAN8	1,000.00000000	0.00000000	0.00000000	2.29166659	10.48534872	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12594MAQ1	1,000.00000000	0.00000000	0.00000000	2.29166667	25.06443313	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12594MAS7	824.11050687	0.00000000	0.00000000	1.88858649	65.05566120	0.00000000	0.00000000	0.00000000	824.11050687
V	12594MAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12594MAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12594MBD9	233.14059830	0.00000000	0.17545370	0.00000000	0.00000000	0.00000000	0.00000000	0.17545370	132.98024000
X-B	12594MAA6	1,000.00000000	0.00000000	0.19462129	0.00000000	0.00000000	0.00000000	0.00000000	0.19462129	1,000.00000000
X-C	12594MAC2	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12594MAE8	1,000.00000000	0.00000000	1.15045448	0.00000000	0.00000000	0.00000000	0.00000000	1.15045448	1,000.00000000
X-F	12594MAG3	1,000.00000000	0.00000000	1.15045509	0.00000000	0.00000000	0.00000000	0.00000000	1.15045509	1,000.00000000
X-G	12594MAJ7	824.11050687	0.00000000	0.94810188	0.00000000	0.00000000	0.00000000	0.00000000	0.94810188	824.11050687

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/26 - 09/30/26	30	0.00	268,855.35	0.00	268,855.35	0.00	0.00	0.00	268,855.35	0.00
X-A	09/01/26 - 09/30/26	30	0.00	118,767.77	0.00	118,767.77	0.00	0.00	0.00	118,767.77	0.00
X-B	09/01/26 - 09/30/26	30	0.00	10,617.37	0.00	10,617.37	0.00	0.00	0.00	10,617.37	0.00
X-C	09/01/26 - 09/30/26	30	0.00	38,967.50	0.00	38,967.50	0.00	0.00	0.00	38,967.50	0.00
X-E	09/01/26 - 09/30/26	30	0.00	25,617.17	0.00	25,617.17	0.00	0.00	0.00	25,617.17	0.00
X-F	09/01/26 - 09/30/26	30	0.00	11,527.56	0.00	11,527.56	0.00	0.00	0.00	11,527.56	0.00
X-G	09/01/26 - 09/30/26	30	0.00	36,945.62	0.00	36,945.62	0.00	0.00	0.00	36,945.62	0.00
A-M	09/01/26 - 09/30/26	30	0.00	155,602.38	0.00	155,602.38	0.00	0.00	0.00	155,602.38	0.00
B	09/01/26 - 09/30/26	30	0.00	177,164.12	0.00	177,164.12	0.00	0.00	0.00	177,164.12	0.00
C	09/01/26 - 09/30/26	30	0.00	141,794.75	0.00	141,794.75	0.00	0.00	0.00	141,794.75	0.00
D	09/01/26 - 09/30/26	30	0.00	121,989.54	0.00	121,989.54	30,595.50	0.00	0.00	91,394.03	30,595.50
E	09/01/26 - 09/30/26	30	182,448.72	51,028.54	0.00	51,028.54	51,028.54	0.00	0.00	0.00	233,477.26
F	09/01/26 - 09/30/26	30	228,183.12	22,962.50	0.00	22,962.50	22,962.50	0.00	0.00	0.00	251,145.62
G	09/01/26 - 09/30/26	30	2,461,493.62	73,594.41	0.00	73,594.41	73,594.41	0.00	0.00	0.00	2,535,088.03
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,872,125.46	1,255,434.58	0.00	1,255,434.58	178,180.95	0.00	0.00	1,077,253.62	3,050,306.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	68,877,603.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,260,682.17	Master Servicing Fee	2,917.46
Interest Reductions due to Nonrecoverability Determination	(66,547.86)	Certificate Administrator Fee	2,036.39
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	151.97
ARD Interest	0.00	Operating Advisor Fee	72.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,194,134.31	Total Fees	5,178.77

Principal		Expenses/Reimbursements
Scheduled Principal	67,800,349.42	Reimbursement for Interest on Advances	(4,873.74)
Unscheduled Principal Collections		ASER Amount	87,141.27
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,434.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	67,800,349.42	Total Expenses/Reimbursements	111,701.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,077,253.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	67,800,349.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	68,877,603.04
Total Funds Collected	68,994,483.73	Total Funds Distributed	68,994,483.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	364,726,993.39	364,726,993.39	Beginning Certificate Balance	364,726,993.39
(-) Scheduled Principal Collections	67,800,349.42	67,800,349.42	(-) Principal Distributions	67,800,349.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	296,926,643.97	296,926,643.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	364,926,781.11	364,926,781.11	Ending Certificate Balance	296,926,643.97
Ending Actual Collateral Balance	297,262,852.46	297,262,852.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	749,752.10	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	749,752.10	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	8,653,593.59	2.91%	(4)	3.7490	(1.645702)	1.39 or less	5	117,952,785.53	39.72%	(2)	4.0060	(0.337509)
7,500,000 to 14,999,999	3	30,735,855.96	10.35%	(4)	4.6513	2.193334	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	52,850,618.83	17.80%	(3)	4.2990	(1.518592)	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	64,686,575.59	21.79%	(9)	4.3504	1.740427	1.55 to 1.99	3	77,268,150.12	26.02%	(8)	4.4362	1.722446
50,000,000 to 74,999,999	1	60,000,000.00	20.21%	(2)	3.8000	1.050000	2.00 to 2.49	2	14,205,708.32	4.78%	(8)	4.2590	2.340000
75,000,000 or greater	1	80,000,000.00	26.94%	(2)	3.8255	4.130000	2.50 to 2.99	1	7,500,000.00	2.53%	(3)	4.8300	2.930000
Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844	3.00 or greater	1	80,000,000.00	26.94%	(2)	3.8255	4.130000
							Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	157,432,437.09	53.02%	(2)	3.8999	1.854717
							Lodging	1	15,545,912.22	5.24%	(7)	5.3340	0.210000
Florida	1	15,545,912.22	5.24%	(7)	5.3340	0.210000
							Mixed Use	2	23,529,000.00	7.92%	(2)	3.3940	(4.420000)
Illinois	1	37,161,011.81	12.52%	(14)	4.6100	1.800000
							Office	6	236,146,023.43	79.53%	(4)	4.0592	2.220718
Maryland	2	14,205,708.32	4.78%	(8)	4.2590	2.340000
							Retail	3	21,705,708.32	7.31%	(6)	4.4563	2.543863
Michigan	1	12,581,574.53	4.24%	(1)	4.8770	1.630000
							Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
New York	1	60,000,000.00	20.21%	(2)	3.8000	1.050000

Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	8	224,138,145.41	75.49%	(2)	3.8648	1.634077	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	37,161,011.81	12.52%	(14)	4.6100	1.800000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	35,627,486.75	12.00%	(4)	5.0665	1.284054	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
								Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	104 months or less	12	296,926,643.97	100.00%	(4)	4.1022	1.612844	Interest Only	5	171,029,000.00	57.60%	(2)	3.8012	1.820608
	105 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	7	125,897,643.97	42.40%	(7)	4.5111	1.330602
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	14,205,708.32	4.78%	(8)	4.2590	2.340000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	10	282,720,935.65	95.22%	(4)	4.0944	1.576307	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	296,926,643.97	100.00%	(4)	4.1022	1.612844
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30311693	OF	San Jose	CA	Actual/360	3.825%	255,033.33	0.00	0.00	N/A	08/06/26	--	80,000,000.00	80,000,000.00	10/06/26
3	30311694	OF	New York	NY	Actual/360	3.800%	190,000.00	0.00	0.00	N/A	08/06/26	--	60,000,000.00	60,000,000.00	07/06/26
6	30311683	OF	Chicago	IL	Actual/360	4.610%	142,760.22	0.00	0.00	N/A	08/06/25	08/06/27	37,161,011.81	37,161,011.81	10/06/26
7	30311696	OF	Livermore	CA	Actual/360	4.000%	92,067.83	94,786.41	0.00	N/A	07/06/26	--	27,620,350.19	27,525,563.78	10/06/26
8	30311684	RT	New York	NY	Actual/360	4.174%	109,567.50	31,500,000.00	0.00	N/A	10/06/26	--	31,500,000.00	0.00	10/06/26
12A	30311686	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	09/01/23
12B	30311687	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	09/01/23
14	30311700	OF	Lafayette	CA	Actual/360	4.330%	68,260.91	39,701.03	0.00	N/A	09/06/26	--	18,917,574.34	18,877,873.31	08/06/26
15	30311701	LO	Chicago	IL	Actual/360	4.116%	54,859.91	15,994,142.24	0.00	N/A	10/06/26	--	15,994,142.24	0.00	10/06/26
18	30311704	LO	Daytona Beach	FL	Actual/360	5.334%	69,264.47	36,644.94	0.00	N/A	03/06/26	--	15,582,557.16	15,545,912.22	06/06/26
19	30311705	OF	Warren	MI	Actual/360	4.877%	51,377.77	60,074.80	0.00	N/A	09/06/26	--	12,641,649.33	12,581,574.53	08/06/26
21A	30311688	RT	Hagerstown	MD	Actual/360	4.259%	37,813.82	0.00	0.00	N/A	02/06/26	--	10,654,281.43	10,654,281.43	01/06/26
21B	30311689	RT	Hagerstown	MD	Actual/360	4.259%	12,604.61	0.00	0.00	N/A	02/06/26	--	3,551,426.89	3,551,426.89	01/06/26
24	30311708	MU	Greenwich	CT	Actual/360	4.990%	57,181.67	13,750,000.00	0.00	N/A	10/06/26	--	13,750,000.00	0.00	10/06/26
34	30311717	RT	Roseville	CA	Actual/360	4.830%	30,187.50	0.00	0.00	N/A	07/06/26	--	7,500,000.00	7,500,000.00	10/06/26
39	30311722	RT	Austin	TX	Actual/360	4.393%	23,154.77	6,325,000.00	0.00	N/A	10/06/26	--	6,325,000.00	0.00	10/06/26
Totals							1,194,134.31	67,800,349.42	0.00				364,726,993.39	296,926,643.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,293,513.45	13,398,145.36	01/01/26	06/30/26	10/06/26	0.00	0.00	0.00	0.00	0.00	0.00
3	3,645,630.48	2,590,826.40	01/01/26	06/30/26	10/06/26	15,000,000.00	47,437.50	141,832.50	534,462.50	0.00	0.00
6	37,566,707.51	32,649,644.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,813,296.63	3,862,711.30	04/01/25	03/31/26	09/08/26	6,927,938.21	0.00	0.00	0.00	0.00	0.00
8	2,416,949.52	2,043,054.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	14,534,139.96	314,124.65	0.00	0.00	0.00	0.00
12B	(13,948,296.11)	(19,479,526.52)	01/01/26	03/31/26	11/06/25	4,024,327.12	86,977.32	0.00	0.00	0.00	0.00
14	(155,127.74)	11,739.73	01/01/26	06/30/26	--	0.00	0.00	107,731.78	215,763.45	0.00	0.00
15	1,713,070.27	2,449,526.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	553,724.26	556,766.48	04/01/25	03/31/26	06/08/26	0.00	0.00	105,719.82	423,372.72	0.00	0.00
19	2,364,545.65	2,417,459.67	01/01/26	06/30/26	--	0.00	0.00	111,298.76	222,797.79	0.00	0.00
21A	0.00	0.00	--	--	10/06/26	8,399,951.15	548,008.91	7,927.67	361,804.56	0.00	0.00
21B	0.00	0.00	--	--	10/06/26	2,799,983.27	182,669.63	2,642.56	120,601.47	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,038,430.87	1,130,461.14	01/01/26	06/30/26	09/08/26	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	34,354,148.68	22,151,282.33				51,686,339.71	1,179,218.01	477,153.10	1,878,802.49	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/26	0	0.00	0	0.00	0	0.00	0	0.00	2	23,529,000.00	0	0.00	0	0.00	0	0.00	4.102234%	4.088338%	(4)
09/14/26	0	0.00	0	0.00	0	0.00	1	18,917,574.34	2	23,529,000.00	0	0.00	0	0.00	0	0.00	4.147811%	4.130546%	(2)
08/12/26	0	0.00	0	0.00	0	0.00	1	18,954,860.97	2	23,529,000.00	1	27,711,752.84	0	0.00	3	46,013,336.88	4.170780%	4.152503%	(1)
07/10/26	0	0.00	0	0.00	2	23,529,000.00	1	18,992,009.09	2	23,529,000.00	0	0.00	0	0.00	2	15,771,552.21	4.222591%	4.204433%	0
06/12/26	0	0.00	0	0.00	2	23,529,000.00	1	19,031,299.76	2	23,529,000.00	0	0.00	0	0.00	3	64,899,528.26	4.277844%	4.259612%	1
05/12/26	0	0.00	0	0.00	2	23,529,000.00	1	19,068,163.93	2	23,529,000.00	0	0.00	0	0.00	1	6,444,118.46	4.278596%	4.261333%	2
04/10/26	0	0.00	0	0.00	2	23,529,000.00	1	19,107,180.79	2	23,529,000.00	0	0.00	0	0.00	0	0.00	4.278583%	4.261344%	3
03/12/26	0	0.00	0	0.00	3	39,318,897.49	1	19,143,763.08	2	23,529,000.00	0	0.00	0	0.00	0	0.00	4.323885%	4.306726%	4
02/12/26	0	0.00	1	15,830,132.96	2	23,529,000.00	1	19,187,107.11	2	23,529,000.00	0	0.00	0	0.00	1	457,016.50	4.329542%	4.312396%	5
01/12/26	1	15,863,180.14	0	0.00	2	23,529,000.00	1	19,223,392.50	2	23,529,000.00	0	0.00	0	0.00	1	15,000,000.00	4.334867%	4.317739%	6
12/12/25	0	0.00	0	0.00	2	23,529,000.00	1	19,259,543.09	2	23,529,000.00	0	0.00	0	0.00	0	0.00	4.332640%	4.315611%	7
11/13/25	0	0.00	0	0.00	2	23,529,000.00	3	42,826,871.88	0	0.00	0	0.00	0	0.00	0	0.00	4.332977%	4.315948%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30311694	07/06/26	2	5	141,832.50	534,462.50	7,435.00	60,000,000.00	05/11/26	1
12A	30311686	09/01/23	36	5	0.00	0.00	0.00	18,426,833.30	06/21/23	7			11/12/25
12B	30311687	09/01/23	36	5	0.00	0.00	0.00	5,102,166.70	06/21/23	7			11/12/25
14	30311700	08/06/26	1	5	107,731.78	215,763.45	0.00	18,954,860.97	09/08/26	98
18	30311704	06/06/26	3	5	105,719.82	423,372.72	42,655.70	15,686,940.12	02/06/26	13
19	30311705	08/06/26	1	5	111,298.76	222,797.79	0.00	12,699,767.46	09/23/26	2
21A	30311688	01/06/26	8	5	7,927.67	361,804.56	0.00	10,654,281.43	02/10/26	98
21B	30311689	01/06/26	8	5	2,642.56	120,601.47	0.00	3,551,426.89	02/10/26	98
Totals					477,153.10	1,878,802.49	50,090.70	145,076,276.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		259,765,632	115,025,564	121,211,068		23,529,000
0 - 6 Months		0	0	0		0
7 - 12 Months		37,161,012	37,161,012	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	296,926,644	152,186,576	31,459,448	60,000,000	29,751,621	23,529,000
Sep-26	364,726,993	212,350,504	39,059,224	60,000,000	29,788,265	23,529,000
Aug-26	386,795,202	305,732,005	0	27,711,753	29,822,445	23,529,000
Jul-26	465,741,399	412,355,932	0	0	29,856,467	23,529,000
Jun-26	529,018,782	475,597,134	0	0	29,892,648	23,529,000
May-26	686,277,314	632,821,964	0	0	29,926,350	23,529,000
Apr-26	693,337,798	639,846,576	0	0	29,962,222	23,529,000
Mar-26	715,848,084	662,323,478	0	0	29,995,606	23,529,000
Feb-26	720,505,057	681,145,924	0	15,830,133	0	23,529,000
Jan-26	726,625,419	687,233,238	15,863,180	0	0	23,529,000
Dec-25	742,444,454	718,915,454	0	0	0	23,529,000
Nov-25	743,297,053	719,768,053	0	0	0	23,529,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30311693	80,000,000.00	80,000,000.00	111,480,000.00	08/28/26	12,823,403.36	4.13000	06/30/26	08/06/26	I/O
3	30311694	60,000,000.00	60,000,000.00	110,000,000.00	07/01/16	2,436,933.40	1.05000	06/30/26	08/06/26	I/O
12A	30311686	18,426,833.30	18,426,833.30	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
12B	30311687	5,102,166.70	5,102,166.70	195,000,000.00	07/03/25	(21,216,026.52)	(4.42000)	03/31/26	08/01/26	I/O
14	30311700	18,877,873.31	18,954,860.97	31,550,000.00	06/02/16	(140,304.27)	(0.11000)	06/30/26	09/06/26	215
18	30311704	15,545,912.22	15,686,940.12	23,500,000.00	04/13/26	262,246.85	0.21000	03/31/26	03/06/26	232
19	30311705	12,581,574.53	12,699,767.46	30,400,000.00	08/01/16	2,177,459.67	1.63000	06/30/26	09/06/26	148
21A	30311688	10,654,281.43	10,654,281.43	18,400,000.00	11/20/25	11,371,181.00	2.34000	--	02/06/26	239
21B	30311689	3,551,426.89	3,551,426.89	18,400,000.00	11/20/25	11,371,181.00	2.34000	--	02/06/26	239
34	30311717	7,500,000.00	7,500,000.00	14,860,000.00	08/06/26	1,077,753.14	2.93000	06/30/26	07/06/26	I/O
Totals		232,240,068.38	232,576,276.87	748,590,000.00		(1,052,198.89)

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30311693	OF	CA	05/11/26	2

9/30/26: Loan transferred to Special Servicing on 5/11/26 due to imminent maturity default after the borrower informed the Master Servicer of its inability to payoff the loan on the 8/6/26 maturity date. The loan is secured by a three-building office/R&D complex (190, 210, and 230 Tasman Dr.) totaling 287,371 sf in San Jose, CA. The borrower signed a direct lease with Archer Aviation for buildings 190 and 210 through 9/2027 (total 191,887 sf). The borrower agreed to a termination with Itron effective 4/30 /26 to accommodate the Archer lease; Itron expires 9/30/26. The 230 building (95,484 sf) is now vacant after the Itron termination. The borrower requested a modification to provide time to negotiate a longer-term lease

	with Archer and backfill the 230 bui lding. Discussions with the borrower are ongoing and foreclosure is being filed now that the loan matured.

3	30311694	OF	NY	05/11/26	1

10/02/26: Loan was transferred to special servicing on 05/11/26 for imminent monetary default (balloon/maturity default). Loan matures on 08/06/26 and is secured by a 23-story, 129,047 office building located in Midtown, Manhattan at the corner of Madis on Avenue and 40th Street. Borrower has been unable to secure a take out of the loan and would like to discuss a loan modification/extension. PNA has been received. Counsel has been engaged and a NOD has been issued.

	Workout proposal has been received which is pending review.

12A	30311686	MU	CA	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.

12B	30311687	MU	CA	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was workingw ith the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease terminat ion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is project ed.

14	30311700	OF	CA	09/08/26	98
	Special Servicer comments are not available for this cycle.

18	30311704	LO	FL	02/06/26	13

9.8.2026: The subject asset is scheduled for Receiver Sale via CREXI auction platform starting September 14-16, 2026. DOFL Associates (DBA GF Hotels) were appointed by the court as Receiver and replacement property manager on

	6/24/2026 and their onboardi ng is in process. Updated appraisal was received and value published. Berkadia BOV received on 7/10/2026.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30311705	OF	MI	09/23/26	2

10/5/2026 - The subject property is a four-story, 200,000sf office building built in 2004 and located on a 11.2-acre parcel in Warren, MI. The loan transferred to Special Servicing on 9/23/2026 for maturity default. The loan matured on 9/6/2026. A

PNL has been issued and Midland is awaiting Borrower''s execution before commencing workout discussions. The building''s sole tenant, General Motors LLC, is dark and the lease expires on 12/31/2026. Midland will follow a dual strategy resolution and determine th e best course of action, minimizing loss to the trust.

21A	30311688	RT	MD	02/10/26	98

10/6/2026 - Loan transferred to Special Servicing on 02/12/2026 due to maturity default. The collateral consists of a 10-building open-air outlet shopping center, originally built in 1988, totaling 486K SF, and located along I-70 in Hagerstown, MD.

The pr operty is anchored by Tim''s Furniture Mart (14% NRA) and features other major tenants such as Gap Outlet, Polo Ralph Lauren, and The North Face. 6 inline tenants, accounting for 25K SF, have vacated the property dating back to 2025.

The property is curre ntly 42% occupied and continues to garner interest from small, short-term tenants. Simon and the receiver are coordinating the property transition while working with counsel to finalize the receivership process.

21B	30311689	RT	MD	02/10/26	98
5/6/2026 - The loan was not paid in full at maturity date (2-6-26).

34	30311717	RT	CA	07/07/26	11

10/5/2026 - The loan transferred to special servicing on 7/7/2026 due to Maturity Default. The loan is secured by the Borrower''s fee simple interest in a shadow-anchored 36,350 sf retail property located on Foothills Blvd in Roseville, CA.

External legal counsel has been engaged to represent the Trust in connection with the default remedies, including workout negotiations with the Borrower and/or foreclosure and receivership. A PNL has been executed and workout discussions have commenced. An updated appr aisal and BOV have been obtained. The sole guarantor at loan origination passed away in February 2026, and the interest in the Borrower has transferred to her Administrative Trust (99.5%) and her husband

(0.5%). A Notice of Event of Default was issued tot he Borrower on 7/21/2026. On 9/18/2026, local counsel filed a foreclosure complaint and related pleadings in Placer County, California. Counsel is now in the process of preparing an ex parte application for the appointment of a receiver together with the required declarations. The Borrower has stated their primary exit strategy is to close a refinance and pay off the loan in full. Midland will follow a dual strategy resolution and determine the best course of action, minimizing loss to the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311695	54,083,035.10	4.79000%	54,083,035.10	4.79000%	8	05/14/20	06/05/20	05/28/20
6	30311683	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
7	30311696	0.00	4.00000%	0.00	4.00000%	8	10/12/21	09/21/21	10/12/21
7	30311696	0.00	4.00000%	0.00	4.00000%	10	07/06/26	07/06/26	07/09/26
14	30311700	21,000,000.00	4.33000%	21,000,000.00	4.33000%	10	05/06/20	06/06/20	05/07/20
15	30311701	18,737,610.97	4.11600%	18,737,610.97	4.11600%	8	05/07/20	04/06/20	05/13/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	10/05/20	06/08/20	10/16/20
15	30311701	0.00	4.11600%	0.00	4.11600%	8	03/26/21	03/12/21	03/26/21
18	30311704	17,895,802.49	5.33400%	17,895,802.49	5.33400%	10	05/05/20	05/06/20	05/05/20
18	30311704	17,869,439.92	5.33400%	17,869,439.92	5.33400%	8	05/07/20	06/05/20	05/21/20
18	30311704	0.00	5.33400%	0.00	5.33400%	10	12/06/24	12/06/24	01/21/25
21A	30311688	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
21A	30311688	0.00	4.25900%	0.00	4.25900%	8	07/02/25	06/06/25	08/27/25
21B	30311689	0.00	4.25900%	0.00	4.25900%	8	06/22/20	06/22/20	03/19/21
21B	30311689	0.00	4.25900%	0.00	4.25900%	8	07/02/25	06/06/25	08/27/25
23	30311707	0.00	4.70000%	0.00	4.70000%	10	10/19/21	10/06/21	11/01/21
24	30311708	13,750,000.00	4.99040%	13,750,000.00	4.99040%	8	09/28/20	09/01/20	10/19/20
24	30311708	0.00	4.99040%	0.00	4.99040%	8	09/03/21	09/03/21	10/05/21
26	30311710	9,959,412.95	4.17000%	9,959,412.95	4.17000%	8	06/25/20	07/06/20	07/06/20
Totals		116,661,887.97		116,661,887.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	30311719 01/11/19	6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,436.79	3,866,373.45	55.23%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,593,720.45	2,900,000.00	2,543,349.96	187,439.75	2,543,349.96	2,355,910.21	4,237,810.24	0.00	371,436.79	3,866,373.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	30311719	12/10/21	0.00	0.00	3,866,373.45	0.00	0.00	(2.11)	0.00	0.00	3,866,373.45
		10/11/19	0.00	0.00	3,866,375.56	0.00	0.00	(305,093.93)	0.00	0.00
		07/12/19	0.00	0.00	4,171,469.49	0.00	0.00	(66,340.75)	0.00	0.00
		01/11/19	0.00	0.00	4,237,810.24	0.00	0.00	4,237,810.24	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,866,373.45	0.00	0.00	3,866,373.45	0.00	0.00	3,866,373.45

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(555.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,500.00	0.00	0.00	47,437.50	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(276.26)	0.00	0.00	0.00
12A	0.00	0.00	3,838.92	0.00	0.00	0.00	0.00	52,117.23	0.00	0.00	0.00	0.00
12B	0.00	0.00	1,062.95	0.00	0.00	0.00	0.00	14,430.63	0.00	0.00	0.00	0.00
14	0.00	0.00	3,678.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4,597.48)	0.00	0.00	0.00
18	0.00	0.00	3,246.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	1,141.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	2,219.64	0.00	0.00	29,777.83	0.00	0.00	0.00	0.00	0.00	0.00
21B	0.00	0.00	739.88	0.00	0.00	9,925.94	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,562.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,434.39	0.00	0.00	87,141.27	0.00	66,547.86	(4,873.74)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		178,249.78

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26